Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,443,338.20

Principal:
Principal Collections	$15,059,987.83
Prepayments in Full	$6,727,207.25
Liquidation Proceeds	$138,280.51
Recoveries	$78,693.18
Sub Total	$22,004,168.77
Collections:	$23,447,506.97

Purchase Amounts:
Purchase Amounts Related to Principal	$51,500.79
Purchase Amounts Related to Interest	$485.18
Sub Total	$51,985.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,499,492.94

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,499,492.94
Servicing Fee	$532,023.38	$532,023.38	$0.00	$0.00	$22,967,469.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,967,469.56
Interest - Class A-2 Notes	$123,172.25	$123,172.25	$0.00	$0.00	$22,844,297.31
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$22,571,730.64
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$22,492,193.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,492,193.14
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$22,449,023.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,449,023.56
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$22,400,047.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,400,047.23
Regular Principal Payment	$19,784,729.77	$19,784,729.77	$0.00	$0.00	$2,615,317.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,615,317.46
Residual Released to Depositor	$0.00	$2,615,317.46	$0.00	$0.00	$0.00
Total		$23,499,492.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,784,729.77
Total					$19,784,729.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$19,784,729.77	$72.08	$123,172.25	$0.45	$19,907,902.02	$72.53
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$19,784,729.77	$23.50	$567,422.33	$0.67	$20,352,152.10	$24.17

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$143,501,645.66	0.5227747	$123,716,915.89	0.4506991
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$570,811,645.66	0.6780766	$551,026,915.89	0.6545740

Pool Information
Weighted Average APR	2.912%	2.907%
Weighted Average Remaining Term	47.35	46.55
Number of Receivables Outstanding	26,747	26,157
Pool Balance	$638,428,052.14	$616,298,848.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$588,806,271.13	$568,689,603.30
Pool Factor	0.6983509	0.6741446

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$47,609,244.93
Targeted Overcollateralization Amount	$65,271,932.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,271,932.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	10

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	54	$152,227.53
(Recoveries)	4	$78,693.18
Net Loss for Current Collection Period		$73,534.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.1382%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3593%
Second Prior Collection Period			0.2750%
Prior Collection Period			0.4757%
Current Collection Period			0.1407%
Four Month Average (Current and Prior Three Collection Periods)			0.3127%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		655	$1,418,874.62
(Cumulative Recoveries)			$95,140.02
Cumulative Net Loss for All Collection Periods			$1,323,734.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1448%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,166.22
Average Net Loss for Receivables that have experienced a Realized Loss			$2,020.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	128	$3,690,134.15
61-90 Days Delinquent	0.04%	9	$218,644.78
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.01%	2	$68,751.82
Total Delinquent Receivables	0.65%	139	$3,977,530.75
Repossession Inventory:
Repossessed in the Current Collection Period		4	$160,744.89
Total Repossessed Inventory		11	$470,526.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0875%
Prior Collection Period		0.0598%
Current Collection Period		0.0421%
Three Month Average		0.0631%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0466%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	10

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	59	$1,697,685.21
2 Months Extended	75	$2,468,424.04
3+ Months Extended	10	$295,577.21

Total Receivables Extended	144	$4,461,686.46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer